SECURED NOTES PAYABLE (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	May 10, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 252,736		$ 127,937
Debt instrument principal balance		278,461		140,219
Recognized debt discount		25,725		12,282
Gross proceeds from notes				929,376
Loss on settlement of senior secured notes		513,512
Amortization of debt discount		71,647		37,480
Senior Secured Business Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount				975,845
Debt instrument principal balance				929,376
Recognized debt discount				$ 46,469
Maturity date				Dec. 31, 2026
Interest rate				15.00%
Original issue discount				5.00%
Gross proceeds from notes				$ 2,500,000
Redemption percentage				50.00%
Redemption description				The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption.
Amortization of debt discount		17,241	$ 0	$ 13,167
Senior secured notes		856,383		942,543
Net of unamortized debt discount		16,503		33,302
Secured Business Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 150,000
Debt instrument principal balance				0	75,000
Maturity date	May 10, 2025
Principal payments		118,971		75,000	0
Accrued interest payable		9,044		0	0
Cash redemption amount		640,627
Loss on settlement of senior secured notes		$ 513,512
Interest payments				$ 5,345	$ 12,774
Secured Business Loan Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate	14.30%
Secured Business Loan Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate	15.33%